UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment:              |_|; Amendment Number:

This  Amendment  (Check  only  one):  |_|  is a restatement
                                      |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Valinor Management, LLC

Address:  90 Park Avenue, 40th Floor
          New York, New York  10016

13F File Number: 028-12747

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   David Angstreich
Title:  Chief Financial Officer
Phone:  (212) 918-5245


Signature, Place and Date of Signing:

 /s/ David Angstreich           New York, New York          August 13, 2010
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         2

Form 13F Information Table Entry Total:   110

Form 13F Information Table Value Total:  $1,404,903
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.        Form 13F File Number                 Name

1.            028-13290            Valinor Capital Partners Offshore
                                          Master Fund, LP

2.            028-12749            Valinor Capital Partners, L.P.

----        -----------------      --------------------------------------------

                                                    FORM 13F INFORMATION TABLE
                                                         June 30, 2010



COLUMN 1                        COLUMN 2      COLUMN 3   COLUMN 4        COLUMN 5       COLUMN 6   COLUMN 7       COLUMN 8

                                 TITLE                    VALUE      SHRS OR  SH/ PUT/  INVESTMENT  OTHER        VOTING AUTHORITY
NAME OF ISSUER                 OF CLASS        CUSIP     (X1000)    PRN AMT   PRN CALL  DISCRETION  MANAGERS   SOLE     SHARED  NONE
ACTIVISION BLIZZARD INC        COM            00507V109    4,612      439,649  SH       DEFINED      2           439,649  0      0
ACTIVISION BLIZZARD INC        COM            00507V109    6,355      605,831  SH       DEFINED      1           605,831  0      0
AMEDISYS INC                   COM            023436108    4,631      105,300  SH PUT   DEFINED      2           105,300  0      0
AMEDISYS INC                   COM            023436108    6,342      144,200  SH PUT   DEFINED      1           144,200  0      0
AMERICAN EAGLE OUTFITTERS NE   COM            02553E106   18,284    1,556,096  SH       DEFINED      2         1,556,096  0      0
AMERICAN EAGLE OUTFITTERS NE   COM            02553E106   25,394    2,161,154  SH       DEFINED      1         2,161,154  0      0
AMERICAN WTR WKS CO INC NEW    COM            030420103   19,599      951,402  SH       DEFINED      2           951,402  0      0
AMERICAN WTR WKS CO INC NEW    COM            030420103   26,955    1,308,518  SH       DEFINED      1         1,308,518  0      0
ARKANSAS BEST CORP DEL         COM            040790107    6,651      320,552  SH       DEFINED      2           320,552  0      0
ARKANSAS BEST CORP DEL         COM            040790107    9,388      452,441  SH       DEFINED      1           452,441  0      0
BALLY TECHNOLOGIES INC         COM            05874B107    8,811      272,036  SH       DEFINED      2           272,036  0      0
BALLY TECHNOLOGIES INC         COM            05874B107   12,437      383,965  SH       DEFINED      1           383,965  0      0
BANK OF AMERICA CORPORATION    COM            060505104   18,805    1,308,628  SH       DEFINED      2         1,308,628  0      0
BANK OF AMERICA CORPORATION    COM            060505104   26,542    1,847,058  SH       DEFINED      1         1,847,058  0      0
BUCKLE INC                     COM            118440106      973       30,011  SH       DEFINED      2            30,011  0      0
BUCKLE INC                     COM            118440106    1,332       41,089  SH       DEFINED      1            41,089  0      0
CAMBIUM LEARNING GRP INC       COM            13201A107      162       45,000  SH       SOLE        NONE          45,000  0      0
CARDINAL HEALTH INC            COM            14149Y108    5,794      172,382  SH       DEFINED      2           172,382  0      0
CARDINAL HEALTH INC            COM            14149Y108    8,025      238,755  SH       DEFINED      1           238,755  0      0
CARDTRONICS INC                COM            14161H108      337       26,000  SH       SOLE        NONE          26,000  0      0
CARDTRONICS INC                COM            14161H108   12,977    1,001,279  SH       DEFINED      2         1,001,279  0      0
CARDTRONICS INC                COM            14161H108   18,098    1,396,438  SH       DEFINED      1         1,396,438  0      0
CHECK POINT SOFTWARE TECH LT   ORD            M22465104   20,341      689,977  SH       DEFINED      2           689,977  0      0
CHECK POINT SOFTWARE TECH LT   ORD            M22465104   28,710      973,865  SH       DEFINED      1           973,865  0      0
COCA COLA ENTERPRISES INC      COM            191219104   11,074      428,227  SH       DEFINED      2           428,227  0      0
COCA COLA ENTERPRISES INC      COM            191219104   15,450      597,446  SH       DEFINED      1           597,446  0      0
CON-WAY INC                    COM            205944101    6,101      203,230  SH       DEFINED      2           203,230  0      0
CON-WAY INC                    COM            205944101    8,611      286,848  SH       DEFINED      1           286,848  0      0
COVANTA HLDG CORP              COM            22282E102   23,296    1,404,192  SH       DEFINED      2         1,404,192  0      0
COVANTA HLDG CORP              COM            22282E102   32,042    1,931,406  SH       DEFINED      1         1,931,406  0      0
COVIDIEN PLC                   SHS            G2554F105    9,353      232,772  SH       DEFINED      2           232,772  0      0
COVIDIEN PLC                   SHS            G2554F105   12,953      322,370  SH       DEFINED      1           322,370  0      0
DANA HOLDING CORP              COM            235825205   10,358    1,035,754  SH       DEFINED      2         1,035,754  0      0
DANA HOLDING CORP              COM            235825205   14,619    1,461,911  SH       DEFINED      1         1,461,911  0      0
DELL INC                       COM            24702R101   19,798    1,641,599  SH       DEFINED      2         1,641,599  0      0
DELL INC                       COM            24702R101   27,850    2,309,321  SH       DEFINED      1         2,309,321  0      0
DSW INC                        CL A           23334L102    3,673      163,555  SH       DEFINED      2           163,555  0      0
DSW INC                        CL A           23334L102    5,045      224,617  SH       DEFINED      1           224,617  0      0
EDUCATION MGMT CORP NEW        COM            28140M103      150        9,812  SH       DEFINED      2             9,812  0      0
EDUCATION MGMT CORP NEW        COM            28140M103      206       13,483  SH       DEFINED      1            13,483  0      0
ELECTRONIC ARTS INC            COM            285512109   15,622    1,084,846  SH       DEFINED      2         1,084,846  0      0
ELECTRONIC ARTS INC            COM            285512109   22,049    1,531,202  SH       DEFINED      1         1,531,202  0      0
ENERGY XXI (BERMUDA) LTD       USD UNRS SHS   G10082140      347       22,000  SH       SOLE        NONE          22,000  0      0
ERICSSON L M TEL CO            ADR B SEK 10   294821608   14,449    1,311,192  SH       DEFINED      2         1,311,192  0      0
ERICSSON L M TEL CO            ADR B SEK 10   294821608   19,871    1,803,147  SH       DEFINED      1         1,803,147  0      0
GILEAD SCIENCES INC            COM            375558103    1,371       40,000  SH CALL  SOLE        NONE          40,000  0      0
GOLDMAN SACHS GROUP INC        COM            38141G104      919        7,000  SH CALL  SOLE        NONE           7,000  0      0
GOLDMAN SACHS GROUP INC        COM            38141G104   18,961      144,440  SH       DEFINED      2           144,440  0      0
GOLDMAN SACHS GROUP INC        COM            38141G104   26,762      203,869  SH       DEFINED      1           203,869  0      0
GOOGLE INC                     CL A           38259P508   14,268       32,066  SH       DEFINED      2            32,066  0      0
GOOGLE INC                     CL A           38259P508   20,138       45,259  SH       DEFINED      1            45,259  0      0
GRAPHIC PACKAGING HLDG CO      COM            388689101      394      125,000  SH       SOLE        NONE         125,000  0      0
GRAPHIC PACKAGING HLDG CO      COM            388689101    6,599    2,094,981  SH       DEFINED      2         2,094,981  0      0
GRAPHIC PACKAGING HLDG CO      COM            388689101    9,314    2,956,953  SH       DEFINED      1         2,956,953  0      0
GYMBOREE CORP                  COM            403777105   17,972      420,797  SH       DEFINED      2           420,797  0      0
GYMBOREE CORP                  COM            403777105   24,570      575,272  SH       DEFINED      1           575,272  0      0
ICONIX BRAND GROUP INC         COM            451055107   13,241      921,456  SH       DEFINED      2           921,456  0      0
ICONIX BRAND GROUP INC         COM            451055107   18,689    1,300,584  SH       DEFINED      1         1,300,584  0      0
ISTAR FINL INC                 COM            45031U101   12,634    2,832,680  SH       DEFINED      2         2,832,680  0      0
ISTAR FINL INC                 COM            45031U101   17,013    3,814,606  SH       DEFINED      1         3,814,606  0      0
ISTAR FINL INC                 FRNT 10/0      45031UBF7      216      300,000  SH       SOLE        NONE         300,000  0      0
ISTAR FINL INC                 FRNT 10/0      45031UBF7    1,732    2,406,000  SH       DEFINED      2         2,406,000  0      0
ISTAR FINL INC                 FRNT 10/0      45031UBF7    2,372    3,294,000  SH       DEFINED      1         3,294,000  0      0
JARDEN CORP                    COM            471109108    6,224      231,635  SH       DEFINED      2           231,635  0      0
JARDEN CORP                    COM            471109108    8,552      318,259  SH       DEFINED      1           318,259  0      0
JPMORGAN CHASE & CO            COM            46625H100   14,804      404,377  SH       DEFINED      2           404,377  0      0
JPMORGAN CHASE & CO            COM            46625H100   20,895      570,756  SH       DEFINED      1           570,756  0      0
LENDER PROCESSING SVCS INC     COM            52602E102   16,701      533,403  SH       DEFINED      2           533,403  0      0
LENDER PROCESSING SVCS INC     COM            52602E102   23,572      752,869  SH       DEFINED      1           752,869  0      0
M & F WORLDWIDE CORP           COM            552541104   10,188      375,950  SH       DEFINED      2           375,950  0      0
M & F WORLDWIDE CORP           COM            552541104   13,994      516,385  SH       DEFINED      1           516,385  0      0
MADISON SQUARE GARDEN INC      CL A           55826P100   14,114      717,542  SH       DEFINED      2           717,542  0      0
MADISON SQUARE GARDEN INC      CL A           55826P100   19,861    1,009,734  SH       DEFINED      1         1,009,734  0      0
MORGAN STANLEY                 COM NEW        617446448   15,116      651,279  SH       DEFINED      2           651,279  0      0
MORGAN STANLEY                 COM NEW        617446448   20,771      894,932  SH       DEFINED      1           894,932  0      0
NALCO HOLDING COMPANY          COM            62985Q101   10,047      491,075  SH       DEFINED      2           491,075  0      0
NALCO HOLDING COMPANY          COM            62985Q101   14,181      693,125  SH       DEFINED      1           693,125  0      0
NEW YORK & CO INC              COM            649295102      495      216,300  SH       DEFINED      2           216,300  0      0
NEW YORK & CO INC              COM            649295102      680      297,020  SH       DEFINED      1           297,020  0      0
POPULAR INC                    COM            733174106   22,388    8,353,570  SH       DEFINED      2         8,353,570  0      0
POPULAR INC                    COM            733174106   31,599   11,790,609  SH       DEFINED      1        11,790,609  0      0
QUALCOMM INC                   COM            747525103   22,118      673,503  SH       DEFINED      2           673,503  0      0
QUALCOMM INC                   COM            747525103   31,075      946,267  SH       DEFINED      1           946,267  0      0
REGIONS FINANCIAL CORP NEW     COM            7591EP100   14,645    2,225,739  SH       DEFINED      2         2,225,739  0      0
REGIONS FINANCIAL CORP NEW     COM            7591EP100   20,671    3,141,510  SH       DEFINED      1         3,141,510  0      0
RESEARCH IN MOTION LTD         COM            760975102    7,927      160,914  SH       DEFINED      2           160,914  0      0
RESEARCH IN MOTION LTD         COM            760975102   10,899      221,259  SH       DEFINED      1           221,259  0      0
ROADRUNNER TRNSN SVCS HLDG I   COM            76973Q105    5,045      355,049  SH       DEFINED      2           355,049  0      0
ROADRUNNER TRNSN SVCS HLDG I   COM            76973Q105    6,910      486,290  SH       DEFINED      1           486,290  0      0
SPDR GOLD TRUST                GOLD SHS       78463V107      548        4,500  SH CALL  SOLE        NONE           4,500  0      0
SPDR GOLD TRUST                GOLD SHS       78463V107      913        7,500  SH CALL  SOLE        NONE           7,500  0      0
SPDR GOLD TRUST                GOLD SHS       78463V107    7,289       59,899  SH       DEFINED      2            59,899  0      0
SPDR GOLD TRUST                GOLD SHS       78463V107   10,287       84,545  SH       DEFINED      1            84,545  0      0
STAPLES INC                    COM            855030102   17,026      893,748  SH       DEFINED      2           893,748  0      0
STAPLES INC                    COM            855030102   24,031    1,261,477  SH       DEFINED      1         1,261,477  0      0
SYNOVUS FINL CORP              COM            87161C105    9,214    3,627,498  SH       DEFINED      2         3,627,498  0      0
SYNOVUS FINL CORP              COM            87161C105   13,005    5,120,017  SH       DEFINED      1         5,120,017  0      0
TAKE-TWO INTERACTIVE SOFTWAR   COM            874054109    1,143      127,000  SH CALL  DEFINED      2           127,000  0      0
TAKE-TWO INTERACTIVE SOFTWAR   COM            874054109    1,569      174,300  SH CALL  DEFINED      1           174,300  0      0
TRANSDIGM GROUP INC            COM            893641100   17,968      352,106  SH       DEFINED      2           352,106  0      0
TRANSDIGM GROUP INC            COM            893641100   24,687      483,769  SH       DEFINED      1           483,769  0      0
VODAFONE GROUP PLC NEW         SPONS ADR NEW  92857W209   10,056      486,518  SH       DEFINED      2           486,518  0      0
VODAFONE GROUP PLC NEW         SPONS ADR NEW  92857W209   13,817      668,455  SH       DEFINED      1           668,455  0      0
WYNDHAM WORLDWIDE CORP         COM            98310W108   24,974    1,240,006  SH       DEFINED      2         1,240,006  0      0
WYNDHAM WORLDWIDE CORP         COM            98310W108   35,249    1,750,200  SH       DEFINED      1         1,750,200  0      0
XERIUM TECHNOLOGIES INC        COM            98416J118       97        6,900  SH       SOLE        NONE           6,900  0      0
XERIUM TECHNOLOGIES INC        COM            98416J118    2,285      161,830  SH       DEFINED      2           161,830  0      0
XERIUM TECHNOLOGIES INC        COM            98416J118    3,142      222,515  SH       DEFINED      1           222,515  0      0
YAHOO INC                      COM            984332106   13,690      989,194  SH       DEFINED      2           989,194  0      0
YAHOO INC                      COM            984332106   18,804    1,358,666  SH       DEFINED      1         1,358,666  0      0



SK 25938 0001 1121511